Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-4

Collection Period	2/01/19-2/28/19
Determination Date	3/11/2019
Distribution Date	3/15/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$497,517,040.73
2.	Collections allocable to Principal		$18,941,077.93
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,093,719.25
5.	Pool Balance on the close of the last day of the related Collection Period		$477,482,243.55
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		45,017
7.	Initial Pool Balance		$1,300,000,031.51
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$289,017,040.57	$268,982,243.39
	d. Class A-4 Note Balance	$130,500,000.00	$130,500,000.00
	e. Class B Note Balance	$25,950,000.00	$25,950,000.00
	f. Class C Note Balance	$22,100,000.00	$22,100,000.00
	g. Class D Note Balance	$23,450,000.00	$23,450,000.00
	h. Note Balance (sum a - g)	$491,017,040.57	$470,982,243.39
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.6752735	0.6284632
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.3777054	0.3622940
10.	Overcollateralization Target Amount		$6,500,000.16
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,500,000.16
12.	Weighted Average Coupon		7.44%
13.	Weighted Average Original Term	months	66.95
14.	Weighted Average Remaining Term	months	35.79
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,073,337.47
	b. Liquidation Proceeds allocable to Finance Charge		$3,972.62
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,077,310.09
16.	Principal:
	a. Collections allocable to Principal		$18,941,077.93
	b. Liquidation Proceeds allocable to Principal		$567,797.20
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$19,508,875.13

17.	Total Finance Charge and Principal Collections (15d + 16d)	$22,586,185.22
18.	Interest Income from Collection Account	$36,369.65
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$22,622,554.87
Available Funds
21.	Available Collections	$22,622,554.87
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$22,622,554.87
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$414,597.53
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$414,597.53
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$337,186.55
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$337,186.55
	m. Class A-4 Monthly Interest	$174,000.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$174,000.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$41,520.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$41,520.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$41,621.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$41,621.67
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$56,866.25
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$56,866.25
34.	Quaternary Principal Distributable Amount	$13,534,797.02
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$14,600,589.02
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,500,000.16
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,077,310.09
	b. Total Daily Deposits of Principal Collections	$19,508,875.13
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$36,369.65
	e. Total Deposits to Collection Account (sum a - d)	$22,622,554.87
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$414,597.53
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,685,991.65
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,521,965.69
	f. Total Withdrawals from Collection Account (sum a - e)	$22,622,554.87
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$337,186.55
	d. Class A-4 Interest Distribution	$174,000.00
	e. Class B Interest Distribution	$41,520.00
	f. Class C Interest Distribution	$41,621.67
	g. Class D Interest Distribution	$56,866.25
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$20,034,797.18
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$20,685,991.65
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$20,371,983.73
	d. Class A-4 Distribution	$174,000.00
	e. Class B Distribution	$41,520.00

f. Class C Distribution	$41,621.67
g. Class D Distribution	$56,866.25
h. Total Withdrawals from Note Payment Account (sum a - g)	$20,685,991.65

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,521,965.69
	b. Reserve Account surplus (Ln 55)	$5,840.46
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,527,806.15
46.	Withdrawals
	a. Certificateholder Distribution	$1,527,806.15
	b. Total Withdrawals from Certificate Payment Account	$1,527,806.15
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,250,000.08	$3,250,000.08
	b. Note Balance	$470,982,243.39
48.	Required Reserve Account Amount	$3,250,000.08
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,250,000.08
50.	Investment Earnings	$5,840.46
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,255,840.54
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$5,840.46
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,250,000.08
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$414,597.53
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$20,685,991.65
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,521,965.69
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$5,840.46
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$20,371,983.73
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$174,000.00
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$41,520.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$41,621.67
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$56,866.25
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,527,806.15

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	1,095	$14,889,378.51
	b. 61 to 90 days past due	534	$7,474,537.60
	c. 91 to 120 days past due	134	$1,546,470.70
	d. 121 or more days past due	2	$24,224.24
	e. Total Past Due (sum a - d)	1,765	$23,934,611.05
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)		5.0127%

73.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	99	$1,093,719.25
75.	Recoveries	234	$571,769.82
76.	Net Losses (Ln 74 - Ln 75)		$521,949.43
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)		0.1049%

Cumulative Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	2,891	$38,984,727.53
79.	Recoveries	2,354	$16,735,824.65
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$22,248,902.88
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)		1.7115%
82.	Average Net Loss on Defaulted Receivables		$7,695.92

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,426,436,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 11, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer